Segment Disclosures	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Disclosures [Text Block]
Note 18 – Segment Disclosures
Our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.) Certain other corporate activities are included in Other.
Performance Measurement
We evaluate segment operating performance based upon Modified EBITDA (earnings before interest, taxes, depreciation, and amortization). This measure represents the basis of our internal financial reporting and is the primary performance measure used by our chief operating decision maker in measuring performance and allocating resources among our reportable segments. Intersegment revenues primarily represent the sale of NGLs from our natural gas processing plants to our marketing business.
We define Modified EBITDA as follows:

•	Net income (loss) before:

◦	Provision (benefit) for income taxes;

◦	Interest incurred, net of interest capitalized;

◦	Equity earnings (losses);

◦	Impairment of equity-method investments;

◦	Other investing income (loss) – net;

◦	Impairment of goodwill;

◦	Depreciation and amortization expenses;

◦	Accretion expense associated with asset retirement obligations for nonregulated operations.

•
This measure is further adjusted to include our proportionate share (based on ownership interest) of Modified EBITDA from our equity-method investments calculated consistently with the definition described above.

The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location:

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2017	$8,010	$—	$8,010
2016	7,406	85	7,491
2015	7,228	103	7,331

Long-lived assets:
2017	$36,702	$—	$36,702
2016	37,683	—	37,683
2015	37,586	1,030	38,616
Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Comprehensive Income (Loss) and Other financial information:

	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2017
Segment revenues:
Service revenues
External	$837	$2,202	$2,246	$7	$—	$5,292
Internal	35	37	—	—	(72)	—
Total service revenues	872	2,239	2,246	7	(72)	5,292
Product sales
External	264	257	1,840	357	—	2,718
Internal	27	227	173	8	(435)	—
Total product sales	291	484	2,013	365	(435)	2,718
Total revenues	$1,163	$2,723	$4,259	$372	$(507)	$8,010
Other financial information:
Proportional Modified EBITDA of equity-method investments	$452	$264	$79	$—	$—	$795

2016
Segment revenues:
Service revenues
External	$836	$1,959	$2,328	$50	$—	$5,173
Internal	34	39	—	—	(73)	—
Total service revenues	870	1,998	2,328	50	(73)	5,173
Product sales
External	134	245	1,183	756	—	2,318
Internal	28	205	197	22	(452)	—
Total product sales	162	450	1,380	778	(452)	2,318
Total revenues	$1,032	$2,448	$3,708	$828	$(525)	$7,491
Other financial information:
Proportional Modified EBITDA of equity-method investments	$357	$287	$110	$—	$—	$754

2015
Segment revenues:
Service revenues
External	$816	$1,900	$2,399	$20	$—	$5,135
Internal	7	23	—	—	(30)	—
Total service revenues	823	1,923	2,399	20	(30)	5,135
Product sales
External	110	287	1,100	699	—	2,196
Internal	18	176	120	13	(327)	—
Total product sales	128	463	1,220	712	(327)	2,196
Total revenues	$951	$2,386	$3,619	$732	$(357)	$7,331
Other financial information:
Proportional Modified EBITDA of equity-method investments	$359	$257	$83	$—	$—	$699
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Modified EBITDA by segment:
Northeast G&P	$819	$853	$770
Atlantic-Gulf	1,238	1,621	1,539
West	412	1,544	1,481
NGL & Petchem Services	1,161	(145)	218
Other	(14)	(9)	(5)
	3,616	3,864	4,003
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(31)	(28)
Depreciation and amortization expenses	(1,700)	(1,720)	(1,702)
Impairment of goodwill	—	—	(1,098)
Equity earnings (losses)	434	397	335
Impairment of equity-method investments	—	(430)	(1,359)
Other investing income (loss) – net	281	29	2
Proportional Modified EBITDA of equity-method investments	(795)	(754)	(699)
Interest expense	(822)	(916)	(811)
(Provision) benefit for income taxes	(6)	80	(1)
Net income (loss)	$975	$519	$(1,358)

The following table reflects Total assets, Investments, and Additions to long-lived assets by reportable segments:

	Total Assets at December 31,		Investments at December 31,		Additions to Long-Lived Assets at December 31,
	2017	2016	2017	2016	2017	2016	2015
	(Millions)
Northeast G&P	$14,397	$13,436	$5,307	$4,345	$460	$223	$584
Atlantic-Gulf	15,230	14,176	823	893	2,001	1,608	1,607
West	16,144	18,479	422	1,463	321	223	591
NGL & Petchem Services	3	1,112	—	—	5	48	175
Other (1)	936	161	—	—	5	—	3
Eliminations (2)	(807)	(1,099)	—	—	—	—	—
Total	$45,903	$46,265	$6,552	$6,701	$2,792	$2,102	$2,960

(1)	Increase in Other due primarily to increased cash balance.

(2)	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.